Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 95,783	$ 70,314
Accounts receivable, net (Note 3)	3,570	5,810
Inventories	686	549
EU allowances (Note 3)	797	0
Prepaid expenses and other assets	1,389	1,979
Total current assets	102,225	78,652
FIXED ASSETS:
Advances for vessels under construction and other vessels' costs (Note 5)	92,301	58,468
Vessels, net (Note 6)	166,090	189,577
Property and equipment, net	27	34
Total fixed assets	258,418	248,079
NON-CURRENT ASSETS:
Restricted cash, non-current (Note 7)	1,000	1,000
Right of use asset under operating leases	12	50
Deferred charges, net	1,919	2,386
Other non-current assets	226	226
Total non-current assets	3,157	3,662
Total assets	363,800	330,393
CURRENT LIABILITIES:
Current portion of long-term bank debt, net of unamortized deferred fin. costs (Note 7)	7,452	7,443
Accounts payable, trade and other	2,792	2,214
Due to related parties (Note 4)	$ 220	$ 615
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accrued liabilities	$ 1,696	$ 2,820
Deferred revenue (Note 3)	868	930
Lease liabilities, current	12	50
EU allowances liability (Note 3)	775	789
Total current liabilities	13,815	14,861
LONG-TERM LIABILITIES:
Long-term bank debt, net of unamortized deferred financing costs (Note 7)	36,287	40,016
Other liabilities, non-current	409	246
EU allowances liability, non-current (Note 3)	435	0
Commitments and contingencies (Note 8)
Fair value of warrants' liability (Note 9)	25	27
Total long-term liabilities	37,156	40,289
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 25,000,000 shares authorized, 50,726 and 50,726 Series B, and 1,423,912 and 1,423,912 Series C issued and outstanding as at June 30, 2025 and December 31, 2024, respectively (Note 9)	15	15
Common stock, $0.01 par value; 500,000,000 shares authorized; 12,432,158 and 12,432,158 issued and outstanding as at June 30, 2025 and December 31, 2024, respectively (Note 9)	124	124
Additional paid-in capital (Note 9)	534,269	534,269
Other comprehensive income	53	53
Accumulated deficit	(221,632)	(259,218)
Total stockholders' equity	312,829	275,243
Total liabilities and stockholders' equity	$ 363,800	$ 330,393